2005 Market Street
Philadelphia, PA 19103-7094

Delaware Investments
A member of Lincoln Financial Group

1933 Act Rule 497(j)
File No. 2-95928
1940 Act File No. 811-4547

August 30, 2005

Filed via EDGAR (CIK #0000763749)
__________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-95928
      VOYAGEUR MUTUAL FUNDS III -
      DELAWARE SELECT GROWTH FUND
      ___________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 47, the most recent Post-Effective Amendment of Voyageur Mutual Funds III. Post-Effective Amendment No. 47 was filed electronically with the Commission on August 26, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Jerel A. Hopkins
_________________________
Jerel A. Hopkins
Assistant Vice President/
Counsel/
Assistant Secretary